Investment in joint ventures and associates_Entities not applied for equity method of accounting with ownership ratio exceeding twenty percent (Details) - shares		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Orient Shipyard Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		464,812		465,050
Ownership		21.40%		21.40%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
Saenuel Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		3,531		3,531
Ownership		37.40%		37.40%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
E mirae Tech Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		7,696		7,696
Ownership		41.00%		41.00%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
Jehin Trading Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		81,610		81,610
Ownership		27.30%		27.30%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
The season Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		18,187		18,187
Ownership		30.10%		30.10%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
Yuil PESC Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		8,642		8,642
Ownership		24.00%		24.00%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
Youngdong Sea Food Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned				12,106
Ownership				24.00%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]			Even though the Group's ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.
Sinseong Trading Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned				2,584
Ownership				27.20%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]			Even though the Group's ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.
CL Tech Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		13,759		13,759
Ownership		38.60%		38.60%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
Force TEC C Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned				4,780,907
Ownership				25.80%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]			Even though the Group's ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.
Protronics Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned				95,921
Ownership				48.10%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]			Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
Instern Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned				14,296
Ownership				20.10%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome	[1]			Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.

[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.